Income taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of the Company's loss before Income Taxes
The components of the Company’s loss before income taxes are as follows:

	Year Ended December 31,
(in thousands)	2020	2019
Loss before income taxes:
Domestic	$(18,269)	$(29,944)
Foreign	395	84

Total	$(17,874)	$(29,860)

Summary of the Income Tax Provision
The components of the income tax provision are as follows:

	Year Ended December 31,
(in thousands)	2020	2019
Current Provision
Federal	$—	$—
State	5	10
Foreign	106	5

Total current provision	111	15

Deferred Provision
Federal	—	—
State	—	—
Foreign	—	—

Total deferred provision	—	—

Total income tax expense	$111	$15

Summary of the Overall Effective Tax Rate differs from the Statutory Federal Tax Rate
The overall effective tax rate differs from the statutory federal tax rate as follows:

	Year Ended December 31,
	% of Pretax Loss
	2020	2019
Statutory US federal rate	21.00%	21.00%
State income taxes	1.85	2.19
Stock-based compensation	(1.06)	(0.23)
Nondeductible expenses	(0.61)	(0.22)
Global intangible low-taxed income	(0.46)	(0.06)
Research & development credits	3.48	2.35
Valuation allowance	(25.18)	(25.65)
Change in statutory tax rate	(0.20)	—
Other rate items	0.24	0.50

Effective tax rate	(0.94)%	(0.12)%

Summary of the Company's Net Deferred Tax Assets
Significant components of the Company’s net deferred tax assets are as follows:

	December 31,
(in thousands)	2020	2019
Deferred tax assets
Amortization	23	27
Deferred revenue	318	86
Deferred expenses	280	322
Reserves	560	713
Accrued expenses	453	97
Stock compensation	372	43
Uniform capitalization	45	31
Net operating losses	16,266	13,184
Research and development credits	3,085	2,467
Other state credits	147	141

Gross deferred tax assets	$21,546	$17,111
Less: Valuation allowance	(21,507)	(17,001)

Deferred tax liabilities
Depreciation	(39)	(110)
Unrealized foreign currency loss	(3)	—

Net deferred tax assets	$—	$—

Summary of the Company's Deferred Income Tax Asset Valuation Allowance
The following table presents the changes in the balance of the Company’s deferred income tax asset valuation allowance:

	Year Ended December 31,
(in thousands)	2020	2019
Balance at beginning of year	$17,001	$9,343
Additions charged to expense	4,465	7,658

Balance at end of year	$21,466	$17,001